INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS
NOTE 8 - INTANGIBLE ASSETS

	Capitalized development costs and technology acquired	Customer relationship	Trade Names	Goodwill	Total
	U.S. dollars in thousands
Cost:
Balance at beginning of the period	75,208	-	-	-	75,208
Business combination	76,596	61,228	9,512	175,880	323,216
Additions	26,536	-	-		26,536
Foreign operations financial statements translation adjustments	2,367	1,622	252	4,986	9,227
As of December 31, 2022	180,707	62,850	9,764	180,866	434,187

Accumulated amortization:
Balance at beginning of the period	52,854	-	-	-	52,854
Amortization	23,038	9,830	705	-	33,573
Foreign operations financial statements translation adjustments	18	494	35	-	547
As of December 31, 2022	75,910	10,324	740	-	86,974

Net Book Value:
As of December 31, 2022	104,797	52,526	9,024	180,866	347,213

Goodwill impairment evaluation

As of December 31, 2022, the Company conducted a goodwill impairment evaluation (derived from Aspire business combination), with the assistance of a third-party appraiser. The conclusion of this evaluation was that the recoverable amounts determined as values in use are not lower than their carrying amounts and therefore no impairment of goodwill is required. The value in use for each cash generating unit was determined based on its estimated future cash flows expected for the specific period and fixed growth rate for the period onward. Details with respect to the significant assumptions used are as follows:

Cash generating units	Aspire Core (Core)	PariPlay (Sports)	BtoBet (Games)
The amount of value in use exceeded the carrying value as of December 31, 2022 - U.S. dollars in millions	30.0	8.2	16.9
Specific cash flow period (years)	7	9	9
The pre-tax discount rate used	19.4%	20.7%	18.8%
Change in the pre-tax discount rate used, resulting in value in use equal the carrying value as of December 31, 2022	3.0%	1.4%	3.1%
Fixed growth rate	3%	3%	3%
The fixed growth (negative growth) rate to be used, resulting in value in use equal the carrying value as of December 31, 2022	(7.4)%	(3.6)%	(13.8)%